Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 14 - INCOME TAXES

Income taxes were as follows for the years ended December 31:

	2020	2019	2018
Current	$6,947	$4,713	$2,444
State	270	307	45
Deferred	(2,277)	663	151
Income taxes	$4,940	$5,683	$2,640

Effective tax rates differed from the statutory federal income tax rate of 21% in 2020, 2019 and 2018 due to the following:

	2020	2019	2018
Income taxes computed at the statutory federal tax rate	$7,798	$8,308	$3,524
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(1,293)	(1,194)	(834)
Low income housing tax credit	(1,186)	(903)	(903)
Cash surrender value of BOLI	(205)	(211)	(143)
Nondeductible merger costs	—	—	1,034
Change in tax position BOLI	—	(353)	—
Other	(174)	36	(38)
Income tax expense	$4,940	$5,683	$2,640

NOTE 14 - INCOME TAXES (Continued)

Year-end deferred tax assets and liabilities were due to the following:

	2020	2019
Deferred tax assets
Allowance for loan losses	$5,256	$3,245
Deferred compensation	1,201	1,191
Pension costs	304	81
Intangible assets	312	394
Purchase accounting adjustments	—	226
Net operating loss carryforward	509	1,081
Deferred loan fees	1,260	102
Other	745	118
Deferred tax asset	9,587	6,438
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(851)	(808)
Discount accretion on securities	(10)	(18)
FHLB stock dividends	(969)	(969)
Unrealized gain on securities available for sale	(5,606)	(3,424)
Pension costs	—	—
Prepaids	(325)	(326)
BOLI	—	—
Other	(979)	(359)
Deferred tax liability	(8,740)	(5,904)
Net deferred tax asset	$847	$534

No valuation allowance was established at December 31, 2020 and 2019, due to the Company’s ability to carryforward net operating losses to taxes paid in future years and certain tax strategies, coupled with the anticipated future income as evidenced by the Company’s earning potential.

The Company and its subsidiaries are subject to U.S. federal income tax. The Company is subject to tax in Ohio based upon its net worth and in Indiana based upon its net income.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company’s federal tax returns for taxable years through 2016 have been closed for purposes of examination by the Internal Revenue Service.